MARKETABLE SECURITIES - Summary of the Movements in Marketable Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Marketable Securities1 [Abstract]
Marketable securities, beginning balance	$ 236,281	$ 2,435	$ 8,475
Marketable securities acquired	0	167,709	357
Proceeds from sale of marketable securities	(251,839)	0	(14,074)
Gain on marketable securities sold during the year	18,994	0	7,881
Unrealized gain (loss) on marketable securities held at the end of the year	3,996	66,137	(204)
Marketable securities, ending balance	$ 7,432	$ 236,281	$ 2,435